Income taxes - Deferred Tax Assets And Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Tax loss carried forward	$ 94,579,348	$ 84,046,761
Accruals and provisions	122,380,636	122,633,112
Capitalized expenses	78,506,854	77,494,494
Revenue recognition at a point in time less tax paid under deemed profit method	(28,086,617)	27,312,910
Revenue recognition of real estate lease income on a straight-line basis	322,923	7,144,670
Deemed interest expense	115,181,923	105,354,177
Operating lease liability	1,772,742	836,948
Valuation allowance	(18,168,615)	(24,633,671)
Total deferred tax assets, net of valuation allowance	366,489,194	400,189,401
Deferred tax liabilities:
Revenue recognition over time	(149,855,853)	(192,007,773)
Taxable temporary differences arising from asset acquisitions	(294,617,076)	(202,527,316)
Dividend and interest withholding taxes	(46,048,264)	(45,159,004)
Operating lease right-of-use assets	(1,426,996)	(786,845)
Total deferred tax liabilities	(491,948,189)	(440,480,938)
Undistributed earnings from subsidiaries	459,500,000	451,600,000
Accrued deferred income tax liabilities	45,900,000	45,200,000
Remaining undistributed earnings	0	0
Unrecognized deferred tax liabilities	0	0
Consolidation, Eliminations [Member] | U.S. [Member]
Deferred tax liabilities:
Net operating loss carry forwards	10,300,000	10,300,000
Net operating loss indefinite carry forward	11,200,000	11,200,000
Consolidation, Eliminations [Member] | PRC [Member]
Deferred tax liabilities:
Net operating loss carry forwards	$ 361,600,000	$ 314,300,000
Operating loss carryforwards expiration period	20 years
Consolidation, Eliminations [Member] | PRC [Member] | Maximum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	10 years
Consolidation, Eliminations [Member] | PRC [Member] | Minimum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	1 year